New accounting pronouncements (Tables)	12 Months Ended
Dec. 31, 2019
New accounting pronouncements
Schedule of effect of adoption of IFRS 16

As of
In thousands of EUR	January 1, 2019
Assets
Right-of-use assets	10,546
Prepayments	(1,399)
Total assets	9,147

Liabilities
Borrowings	9,147
Total liabilities	9,147

Schedule of reconciliation of the operating lease commitments to lease liabilities upon adoption

As of
In thousands of EUR	December 31, 2018

Operating lease commitments as at December 31, 2018	9,230
Short-term leases recognized on a straight-line basis as an expense during 2019	(731)
Exercise of renewal option	3,013
Other	478
Total	11,990

Discounted using incremental borrowing rate at the date of the initial application	(2,843)
Lease liabilities recognized as at January 1, 2019	9,147

Schedule of carrying amounts of right-of-use assets

In thousands of EUR	Right of use assets	Lease Liabilities

As at January 1, 2019	10,546	9,147
Additions	4,230	4,180
Depreciation	(4,518)	—
Interest expense	—	1,293
Lease modifications	(580)	(598)
Payments	—	(4,945)
Effect of translation	93	106
As at December 31, 2019	9,771	9,183

Schedule of lease liabilities and movements during the period

In thousands of EUR	Right of use assets	Lease Liabilities

As at January 1, 2019	10,546	9,147
Additions	4,230	4,180
Depreciation	(4,518)	—
Interest expense	—	1,293
Lease modifications	(580)	(598)
Payments	—	(4,945)
Effect of translation	93	106
As at December 31, 2019	9,771	9,183

Schedule of income tax payables

As of
December 31, 2019
Income Tax Payables
Income Tax Payables	400
Provision for Income Tax	9,656
Total	10,056

Schedule of effect of adoption of IFRIC 23

As of
In thousands of EUR	January 1, 2018
Income Tax Provisions
Income Tax Provisions	10,716
Reclassification	(10,716)
Total	—

Income Tax Payables
Income Tax Payables	117
Reclassification	10,716
Total	10,833

In thousands of EUR	Income Tax Provisions

As at January 1, 2018	10,833
Additions	49
Reclassification
Effect of translation	—
As at December 31, 2018	10,882